Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill
Intangible assets and goodwill

14.  Intangible assets and goodwill

Intangible assets

Reconciliation of carrying amount of Intangible assets is presented below:

	Computer	Licenses and
	software	IP rights	Total
Carrying amounts
Balance at January 1, 2023	33	12,944	12,977

Cost
Balance at January 1, 2023	795	17,637	18,432
Additions	14	2	16
Disposals	(5)	(1)	(6)
Effect of foreign exchange rates	(3)	2	(1)
Balance at December 31, 2023	801	17,640	18,441

Amortization
Balance at January 1, 2023	762	4,693	5,455
Amortization for the year	21	4,494	4,515
Effect of foreign exchange rates	(5)	—	(5)
Balance at December 31, 2023	778	9,187	9,965

Carrying amounts
Balance at December 31, 2023	23	8,453	8,476

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2024	801	17,640	18,441
Additions	2	93	95
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	(3)	(5)
Balance at December 31, 2024	801	17,728	18,529

Amortization
Balance at January 1, 2024	778	9,187	9,965
Amortization for the year	4	4,148	4,152
Impairment loss	—	(2)	(2)
Disposals	—	—	—
Effect of foreign exchange rates	(1)	(3)	(4)
Balance at December 31, 2024	781	13,330	14,111

Carrying amounts
Balance at December 31, 2024	20	4,398	4,418

The intangible assets mainly include the assets related to the game “Pixel Gun” acquired as part of the acquisition of Cubic Games Studio Ltd. and were evaluated as discussed in Note 4 above. The respective intangible assets are amortized over a period of four years. The impairment attributable to intangible assets is accrued based on the CGU valuation as discussed below.

Business combinations

A.Acquisition of game development studios

On January 25, 2022, Company’s Board of directors approved the acquisition of interest in three game development studios, aiming at accelerating the Group’s product growth strategy and enlarging its player base.

The Company acquired 100%, 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd (which was subsequently renamed to Cubic Games Studio Ltd), Lightmap LLC, MX Capital Ltd, and Castcrown Ltd, respectively.

On January 27, 2022, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) to acquire 100% of the issued share capital of Gracevale Ltd, developer and publisher of PixelGun 3D mobile shooter title, for a total consideration of up to 70,000. The deal included a cash consideration of 55,517, consideration in the form of the Company’s equity of 3,158, and a deferred share consideration of 8,237. In parallel with the acquisition of Gracevale Ltd, the Company also acquired 100% of Lightmap LLC for an amount of 150, which was taking part in the maintenance and support of Pixel Gun 3D. The two transactions were fully executed on January 31, 2022. The deal was accounted for as business combinations based on the provisions of IFRS 3. Gracevale Ltd was renamed to Cubic Games Studio Ltd on March 30, 2022.

Based on the Share Purchase Agreement at the date of acquisition the sellers received the option to require GDEV Inc. to acquire back the Company’s shares issued or to be issued to the seller as part of the acquisition for a price of $100.00 per share. There were two scenarios when the option would become exercisable:

-	the first scenario is when the shares are ineligible for sale on Nasdaq in one year from the date of allotment of such shares;
-	the second scenario represents a general right of the sellers to sell their outstanding consideration shares to GDEV Inc. no later than two years from the acquisition date.

The option was recognized on the acquisition date in the amount of 13,499 in the line Put option liability in this consolidated statement of financial position calculated as the present value of the redemption amount of the share consideration discounted using the Company’s incremental borrowing rate of 3%. The unwinding of the discount from the acquisition date until December 31, 2022 amounted to 366. Additional discount was accrued during the 2023 in amount of 129. The amount of discount accrued during the 2024 was 129. As at the end of the first quarter of 2024 the option was exercised by major part of the former shareholders of Cubic Games Studio Ltd while one part was forfeited. The part of the option in the amount of 3,964 which expired was reclassified to Additional paid-in capital.

The Group also recognized tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Cubic Games Studio Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 558 as at December 31, 2024 and 678 as at December 31, 2023.

The Group also recognized a liability in respect of Cubic Games Studio Ltd in relation to indirect taxes (VAT and withholding/sale taxes), as it considered that there is a present obligation as a result of past events with the probable outflow of resources. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the Share Purchase Agreement.

As at December 31, 2024 and 2023 the amount of the mentioned liability amounted to 1,257 and to 1,348 respectively.

B.Consideration transferred

The following table summarizes the acquisition-date fair value of each major class of consideration transferred.

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Cubic Games Studio Ltd and Lightmap LLC were treated as one integrated business under common control for the acquisition made as in substance they represent a unique business chain. Lightmap LLC was liquidated.

Share consideration and deferred share consideration fair value were determined using the number of the shares stated in the share purchase agreement multiplied by the share price of GDEV Inc. as at the date of acquisition, which is US$ 7.97.

The difference between the fair values of share consideration and put option of the sellers of Cubic Games Studio Ltd of 2,103 is reflected in the consolidated statement of changes in equity in the line “Issue of ordinary shares related to business combination”.

C.Fair value of the assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Cubic Games Studio Ltd (Lightmap LLC did not have any material assets or liabilities) as at the date of acquisition were:

Fair value recognized on acquisition,
January 31, 2022, Cubic Games Studio Ltd
Assets
Property and equipment	68
Intangible assets (Note 4)	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
Purchase consideration transferred	67,062

The Group recognized certain tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Cubic Games Studio Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 1,662.

D.Goodwill

Goodwill recognized in the amount of 46,950 is attributable primarily to the expected future cash flows to be produced by the acquired business and was assigned to the separate CGU Cubic Games Studio Ltd. None of the goodwill is expected to be deductible for income tax purposes. The Company recognized separately from the acquisition the cost of the due diligence of 51 as acquisition-related costs that were expensed in the current period within General and administrative expenses.

Cubic Games Studio Ltd’s property and equipment consist of office equipment purchased within the last three years, its fair value approximates its carrying amount.

At the date of the acquisition, the fair value of the trade and other payables of Cubic Games Studio Ltd approximates their carrying amount due to the fact they are represented by short-term advances received and VAT payable.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

The Group’s trade and other receivables amount represents gross contractual amounts for the acquired receivables, its fair value approximates its carrying amount as they are predominantly short-term.

Cubic Games Group (i.e. Cubic Games Studio Ltd and its subsidiaries) as one CGU was tested for impairment as at December 31, 2022, 2023 and 2024.

From the date of acquisition Cubic Games Studio Ltd has contributed revenue of 7,294 and net loss before tax of 6,312 to the operations of the Group for the year when acquisition took place.

If the acquisition had taken place at the beginning of the year, consolidated revenue of the Group would have been 480,247 and profit before tax from for the period would have been 10,627.

For the details of measurement of the intangible assets recognized as at acquisition date see Note 4.

E.Reconciliation of carrying amount of goodwill

Cost

Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836
Change	—
Balance at December 31, 2023	1,836
Change	—
Balance at December 31, 2024	1,836

The Group performed its annual impairment test as at December 31, 2022, 2023 and 2024.

The recoverable amount of the CGU of 9,606 as at December 31, 2022 was determined based on a fair value less cost of disposal using public peer group multiples, which was higher than value in use. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 17.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group’s business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/EBITDA of 8.03 and 6.86 as forward multiples of 2023 and 2024, respectively, and the cost of disposal was estimated to be insignificant. As a result of this analysis, management has recognized an impairment charge of 47,494 related to the CGU Cubic Games Studio Ltd in the year ended December 31,2022, which was allocated to the goodwill attributed to this CGU in the amount of 46,947 and the remaining 547 was allocated to the Intangible asset. The impairment was the result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty, which led to a decrease in bookings in CGU Cubic Games Studio Ltd. Goodwill impairment charge is included in the line Goodwill and investment impairment in the consolidated statement of profit or loss and other comprehensive income, the impairment charge related to Intangible asset is included in the line General and administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

The impairment process includes assumptions of significant importance, such as а EV/Bookings multiples, long-term growth rate over the forecasted period of 3%, the discount rate as a post-tax weighted average cost of capital (WACC), the list of peer companies etc. The assumptions used are based on management’s best judgment and were made using Level 2 inputs.